Subsequent Events (Details) - USD ($)		1 Months Ended
	Dec. 28, 2023	May 31, 2023	Nov. 30, 2022
Subsequent Events [Abstract]
Sale of stock (in Shares)	1,500,000	197,500	300,000
Purchase price per share	$ 0.04
Price per share	$ 0.4
Aggregate purchase price (in Dollars)	$ 600,000